Investment Securities - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($) security	Mar. 31, 2015 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized loss on equity securities	$ 1,473,000		$ 1,578,000
Number of securities other-than-temporarily impaired | security	0	0
Equity securities, other-than-temporarily impaired	$ 0	$ 0
Investment in Federal Home Loan Bank stock	2,300,000		2,900,000
Impairment losses on investment in FHLB stock	0		0
Investment in FRB and other restricted stock totaled	9,700,000		7,000,000
Impairment recognized for restricted equity securities	0
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized loss on equity securities	$ 1,500,000		$ 1,600,000
Corporate Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Number of securities in unrealized loss position | security	4		4
Mortgage-Backed Securities - Agency
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized loss on equity securities	$ 35,000		$ 279,000
Number of securities in unrealized loss position | security	6		23
Asset-Backed Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized loss on equity securities	$ 774,000		$ 495,000
Number of securities in unrealized loss position | security	7		9